Intangible assets, net (Additional Information) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets, Accumulated Amortization	$ 3,975	$ 1,261	$ 0